Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2022
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	1/1/2021		translation		Additions		Disposals transfers		12/31/2021

Land	Ps.	302,323	Ps.	(35)			Ps.	(302,049)	Ps.	239
Furniture & equipment		117,062		131	Ps.	6,201		(2,029)		121,365
Machinery & equipment		143,618		3,916		11,515				159,049
Computer equipment		71,571		2,303		12,806				86,680
Transport equipment		33,269		917		1,882				36,068
Improvements to leased
premises		63,450		1,943		19,268		(1,173)		83,488
Accumulated depreciation		(226,908)		757		(78,053)		1,905		(302,299)
	Ps.	504,385	Ps.	9,932	Ps.	(26,381)	Ps.	(303,346)	Ps.	184,590

			Foreign currency
	1/1/2022		translation		Additions		Disposals transfers		12/31/2022

Land	Ps.	239	Ps.	(46)					Ps.	193
Furniture & equipment		121,365		(1,051)	Ps.	14,578	Ps.	(3,133)		131,759
Machinery & equipment		159,049		(7,345)		9,082				160,786
Computer equipment		86,680		(4,754)		16,845				98,771
Transport equipment		36,068		(1,931)		5,292				39,429
Improvements to leased
premises		83,488		(3,500)		13,012				93,000
Accumulated depreciation		(302,299)		13,703		(64,338)				(352,934)
	Ps.	184,590	Ps.	(4,924)	Ps.	(5,529)	Ps.	(3,133)	Ps.	171,004